Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Exposure	£ 244,171	£ 205,966
Accumulated impairment
Disclosure of credit risk exposure [line items]
Exposure	(804)	(730)
Upside
Disclosure of credit risk exposure [line items]
Exposure	£ 344,697	£ 300,065
Proportion of assets in Stage 2	5.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 812	£ 731
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 244,798	£ 203,024
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 425	£ 358
Upside | – Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 219,594	£ 182,073
Proportion of assets in Stage 2 - of which: mortgages	7.00%	7.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Upside | – Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 92	£ 88
Upside | Everyday Banking | – Credit Cards
Disclosure of credit risk exposure [line items]
Exposure	£ 16,896	£ 14,649
Proportion of assets in Stage 2	2.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Everyday Banking | – Credit Cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 167	£ 146
Upside | Everyday Banking | – Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,308	£ 6,302
Proportion of assets in Stage 2	5.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Everyday Banking | – Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 166	£ 124
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,988	£ 4,979
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 66	£ 62
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 29,135	£ 27,361
Proportion of assets in Stage 2	4.00%	6.00%
Proportion of assets in Stage 3	2.00%	3.00%
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 321	£ 311
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,776	£ 64,701
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 344,697	£ 300,065
Proportion of assets in Stage 2	5.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 853	£ 762
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 244,798	£ 203,024
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 454	£ 382
Base case | – Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 219,594	£ 182,073
Proportion of assets in Stage 2 - of which: mortgages	7.00%	8.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Base case | – Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 108	£ 101
Base case | Everyday Banking | – Credit Cards
Disclosure of credit risk exposure [line items]
Exposure	£ 16,896	£ 14,649
Proportion of assets in Stage 2	2.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Everyday Banking | – Credit Cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 175	£ 153
Base case | Everyday Banking | – Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,308	£ 6,302
Proportion of assets in Stage 2	5.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Everyday Banking | – Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 171	£ 128
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,988	£ 4,979
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 66	£ 62
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 29,135	£ 27,361
Proportion of assets in Stage 2	4.00%	6.00%
Proportion of assets in Stage 3	2.00%	3.00%
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 333	£ 318
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,776	£ 64,701
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 344,697	£ 300,065
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 946	£ 900
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 244,798	£ 203,024
Proportion of assets in Stage 2	7.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 525	£ 484
Downside 1 | – Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 219,594	£ 182,073
Proportion of assets in Stage 2 - of which: mortgages	8.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 1 | – Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 152	£ 178
Downside 1 | Everyday Banking | – Credit Cards
Disclosure of credit risk exposure [line items]
Exposure	£ 16,896	£ 14,649
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Everyday Banking | – Credit Cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 191	£ 159
Downside 1 | Everyday Banking | – Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,308	£ 6,302
Proportion of assets in Stage 2	6.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Everyday Banking | – Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 182	£ 147
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,988	£ 4,979
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 68	£ 64
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 29,135	£ 27,361
Proportion of assets in Stage 2	5.00%	8.00%
Proportion of assets in Stage 3	2.00%	3.00%
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 353	£ 352
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,776	£ 64,701
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 344,697	£ 300,065
Proportion of assets in Stage 2	9.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,200	£ 1,120
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 244,798	£ 203,024
Proportion of assets in Stage 2	11.00%	11.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 747	£ 690
Downside 2 | – Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 219,594	£ 182,073
Proportion of assets in Stage 2 - of which: mortgages	12.00%	11.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 2 | – Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 332	£ 367
Downside 2 | Everyday Banking | – Credit Cards
Disclosure of credit risk exposure [line items]
Exposure	£ 16,896	£ 14,649
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Everyday Banking | – Credit Cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 205	£ 159
Downside 2 | Everyday Banking | – Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,308	£ 6,302
Proportion of assets in Stage 2	8.00%	11.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Everyday Banking | – Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 210	£ 164
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,988	£ 4,979
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 67	£ 64
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 29,135	£ 27,361
Proportion of assets in Stage 2	8.00%	10.00%
Proportion of assets in Stage 3	2.00%	3.00%
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 386	£ 366
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,776	£ 64,701
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	£ 344,697	£ 300,065
Proportion of assets in Stage 2	5.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 891	£ 813
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 244,798	£ 203,024
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 489	£ 427
Weighted | – Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 219,594	£ 182,073
Proportion of assets in Stage 2 - of which: mortgages	7.00%	8.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Weighted | – Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 138	£ 138
Weighted | Everyday Banking | – Credit Cards
Disclosure of credit risk exposure [line items]
Exposure	£ 16,896	£ 14,649
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Everyday Banking | – Credit Cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 180	£ 155
Weighted | Everyday Banking | – Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,308	£ 6,302
Proportion of assets in Stage 2	5.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Everyday Banking | – Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 171	£ 134
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,988	£ 4,979
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 67	£ 63
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 29,135	£ 27,361
Proportion of assets in Stage 2	4.00%	5.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 335	£ 323
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,776	£ 64,701
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0